Note 4 - Income Taxes	12 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Income Tax Disclosure [Text Block]

4. INCOME TAXES

The principal components of the Company’s net deferred tax assets consisted of the following at September 30:

	2021	2020
Net operating loss carryforwards	$10,022,020	$8,451,214
Capitalized expenditures	1,703,849	1,782,185
Research and experimentation credit carryforwards	946,158	928,734
Stock based compensation	2,352,432	2,321,519
Property and Equipment	2,740	3,152
Accrued expenses	57,812	18,518
Inventory allowance	62,946	16,497
Gross deferred tax assets	15,147,957	13,521,819
Deferred tax asset valuation allowance	(15,147,957)	(13,521,819

Net deferred tax assets	$-	$-

The provision (benefit) for income taxes differs from the tax computed with the statutory federal income tax rate as follows:

	2021	2020
Expected income tax (benefit) at federal statutory rate	21.00%	21.00%

Increase/(Decrease) due to:
State Taxes - Net of federal benefit	5.80%	7.08%

Permanent Differences:
Key man life insurance	(0.01)%	(0.01)%
R&D, taken as a credit	(0.29)%	(0.51)%
Adjustment to fair value of derivative	0.37%	3.04%
PPP Loan Forgiveness	0.60%	0.00%
Other	(1.41)%	0.51%
Change in Valuation Allowance	(26.06)%	(31.11)%
Total Income Tax Provision / Benefit	-%	-%

As of September 30, 2021 and 2020, the Company had federal net operating loss carryforwards totaling approximately $37,018,000 and $31,119,000, respectively, which may be available to offset future taxable income. The pre-2018 federal net operating loss carryforwards total approximately $21,750,000, and begin to expire in 2026. Due to the CARES Act, federal net operating losses generated in tax years beginning after December 31, 2017 can be carried forward indefinitely. As of September 30, 2021 and 2020, the Company has federal net operating loss carryforwards with an indefinite life of $15,268,000 and $9,369,000. As of September 30, 2021 and 2020, the Company had federal research and experimentation credit carryforwards of $643,000 and $557,000, respectively, which may be available to offset future income tax liabilities and which would begin to expire in 2028.

As of September 30, 2021 and 2020, the Company had state net operating loss carryforwards of approximately $36,033,000 and $30,737,000, respectively, which may be available to offset future taxable income and which would begin to expire in 2030. As of September 30, 2021 and 2020, the Company had state research and experimentation credit carryforwards of $384,000 and $345,000, respectively, which may be able to offset future income tax liabilities and which would begin to expire in 2023.

As the Company has not yet achieved profitable operations, management believes the tax benefits as of September 30, 2021 and 2020 did not satisfy the realization criteria set forth in FASB ASC Topic 740, Income Taxes, and therefore has recorded a valuation allowance for the entire deferred tax asset. The valuation allowance increased in 2021 by approximately $1,626,000 and increased in 2020 by approximately $1,459,000. The Company’s effective income tax rate differed from the federal statutory rate due to state taxes and the Company’s full valuation allowance, the latter of which reduced the Company’s effective federal income tax rate to zero.

The Company experienced an ownership change as a result of the Merger described in Note 1, causing a limitation on the annual use of the net operating loss carryforwards, which are subject to a substantial annual limitation due to the ownership change limitations set forth in Internal Revenue Code Section 382 and similar state provisions. A formal Section 382 study has not been performed.

As of September 30, 2021, the Company is open to examination in the U.S. federal and certain state jurisdictions for tax years ended September 30, 2021, 2020, 2019 and 2018. In addition, any loss years remain open to the extent that losses are available for carryover to future years. Therefore, the tax years ended 2010 through 2020 remain open for examination by the IRS.

The Coronavirus Aid, Relief and Economic Security (“CARES”) Act was enacted on March 27, 2020. The CARES Act affected items such as carryback periods for net operating losses, modifications to the net interest deduction limitations and changes to tax depreciation methods. The company has taken the CARES Act into consideration for the tax year ended September 30, 2021 and continues to evaluate the impact of the CARES act on the business.